MARKETABLE SECURITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Proceeds from maturities of available-for-sale marketable securities	$ 53,230	$ 10,145	$ 0